HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS - Amounts Related to Derivatives Designated as Fair Value Hedges (Details) - Fair Value Hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	$ 3	$ 18	$ (17)
Short-term Debt
Fair Value, Derivatives Designated and Not Designated as Hedges
Carrying Value of Hedged Items	0	552
Included in the Carrying Values of Hedged Items	0	1
Remaining for Which Hedge Accounting Has Been Discontinued	0	0
Long-term Debt
Fair Value, Derivatives Designated and Not Designated as Hedges
Carrying Value of Hedged Items	11,824	12,186
Included in the Carrying Values of Hedged Items	(915)	(1,135)
Remaining for Which Hedge Accounting Has Been Discontinued	130	162
Interest rate contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	$ 173	$ 609	$ (1,944)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest expense	Interest expense	Interest expense
Fixed Rate Debt
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	$ (170)	$ (591)	$ 1,927
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest expense	Interest expense	Interest expense